Trade and Other Payables - Summary of Trade and Other Payables (Details) - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Trade and other payables [abstract]
Trade payables		¥ 1,818,453	¥ 1,527,706
Bills payable		24,951	562,593
Amounts due to related parties exclude advances received	[1]	7,877,323	4,910,255
Subtotal		9,720,727	7,000,554
Dividends payable		31,631	30,577
Construction payable		831,422	487,283
Accrued expenses		143,299	400,391
Other liabilities		76,778	87,144
Subtotal of other payables		1,083,130	1,005,395
Financial liabilities measured at amortized cost		10,803,857	8,005,949
Amounts due to related parties – advances received	[1]	10,486	6,275
Amounts due to related parties – measured at fair value through profit or loss (FVPL)	[1]	0	1,388,286
Sub Total		10,814,343	9,400,510
Total amount due to related parties	[1]	¥ 7,887,809	¥ 6,304,816

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.